Equity-Based investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity-Based Investments	The approximate combined financial position of the Company’s equity-based investments are summarized below as of September 30, 2023 and December 31, 2022:
Condensed balance sheet information:	September 30, 2023	December 31, 2022
	(Unaudited)	(Unaudited)
Total assets	$37,500,000	$37,500,000
Total liabilities	$7,100,000	$7,100,000
Members’ equity	$30,400,000	$30,400,000
The approximate combined financial position of the Company’s equity-based investments are summarized below as of December 31, 2022 and 2021:
Condensed balance sheet information:	2022	2021
	(Unaudited)	(Unaudited)
Total assets	$37,500,000	$37,700,000
Total liabilities	$7,100,000	$7,020,000
Members’ equity	$30,400,000	$30,680,000